INCOME TAXES - U.S. and Non-U.S. components of Earnings (Loss) Before Income Tax Provision (Benefit) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
U.S. and Non-U.S. components of Earnings (Loss) Before Income Tax Provision (Benefit)
U.S					$ (5.6)	$ (119.3)	$ (210.4)
Non-U.S					(23.7)	43.0	(14.3)
Income (loss) before income tax provision (benefit)	$ (22.9)	$ 20.1	$ (132.1)	$ 57.2	$ (29.3)	$ (76.3)	$ (224.7)